Acquisition Of Crude - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Crude Carriers Corp.
Business Acquisition [Line Items]
Current assets				$ 30,300
Vessels				351,750
Total liabilities				(159,059)
Net assets acquired and liabilities assumed				222,991
Purchase price				(157,064)
Gain from bargain purchase	$ 42,256	$ 0	$ 82,453	$ 65,927